Provisions - Summary of Changes in Provisions (Detail) $ in Millions	12 Months Ended
Jan. 31, 2021 CAD ($)
Disclosure of Provisions [line items]
Balance as at January 31, 2019	$ 539.5
Expensed during the year	576.8
Paid during the year	(676.8)
Reversed during the year	(10.4)
Effect of foreign currency exchange rate changes	(3.3)
Unwinding of discount and effect of changes in discounting estimates	2.6
Balance as at January 31, 2020	428.4
Product related provisions [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2019	519.4
Expensed during the year	512.2
Paid during the year	(634.2)
Reversed during the year	(6.1)
Effect of foreign currency exchange rate changes	(3.9)
Unwinding of discount and effect of changes in discounting estimates	2.6
Balance as at January 31, 2020	390.0
Restructuring provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2019	1.7
Expensed during the year	37.3
Paid during the year	(26.8)
Effect of foreign currency exchange rate changes	(1.0)
Balance as at January 31, 2020	11.2
Other Provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2019	18.4
Expensed during the year	27.3
Paid during the year	(15.8)
Reversed during the year	(4.3)
Effect of foreign currency exchange rate changes	1.6
Balance as at January 31, 2020	$ 27.2